Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

November 5, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series AAM/Bahl & Gaynor Income Growth Fund, AAM/Insight Select Income Fund, AAM/HIMCO Short Duration Fund and AAM/HIMCO Global Enhanced Dividend Fund (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 1125 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on October 27, 2020, effective on November 1, 2020.

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5777.

Sincerely,

/s/ MEL DE LEON

Mel de Leon

Investment Managers Series Trust